Income Taxes - Reconciliation of Total Tax Expense (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total	$ 152	$ 38	$ 37,119
Drilling Segment
Income tax			37,119
Taxes on litigation matters subject to statutory rates, including interest and penalties			0
Total			$ 37,119